Income Taxes (Tables)	12 Months Ended
Jun. 30, 2011
Income Taxes (Tables) [Abstract]
Components of income before income taxes

Year Ended June 30,	2011	2010	2009

U.S.	$127,567	$91,932	$54,916
Foreign	25,321	13,085	10,898

Total income before income taxes	$152,888	$105,017	$65,814

Provision (benefit) for income taxes

Year Ended June 30,	2011	2010	2009

Current:
Federal	$36,799	$28,342	$30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825

Total current	51,345	36,706	40,202

Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)

Total deferred	4,784	2,408	(16,648)

Total	$56,129	$39,114	$23,554

Reconciliations of federal statutory income tax rate and Company's effective income tax rate

Year Ended June 30,	2011	2010	2009

Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.8	2.2	3.2
U.S. tax on foreign income, net	1.8		6.4
Foreign tax credit carryforwards			(6.0)
Valuation allowance	(.6)	.8	(1.5)
Foreign income taxes	(1.0)	.5	(.4)
Deductible dividend	(.5)	(.7)	(1.2)
Other, net	(.8)	(.6)	.3

Effective income tax rate	36.7%	37.2%	35.8%

Components of the Company's net deferred tax assets

June 30,	2011	2010

Deferred tax assets:
Compensation liabilities not currently deductible	$36,746	$34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939

Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)

Deferred tax assets, net of valuation allowance	56,360	59,610

Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)
Depreciation and differences in property bases	(2,062)	(480)
Currency translation		(264)

Total deferred tax liabilities	(9,621)	(5,508)

Net deferred tax assets	$46,739	$54,102

The net deferred tax asset is classified as follows:
Other current assets	$5,510	$6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities		(349)
Other liabilities	(2,218)	(855)

Net deferred tax assets	$46,739	$54,102

Reconciliation of the Company's total gross unrecognized income tax benefits

Year Ended June 30,	2011	2010	2009

Unrecognized Income Tax Benefits at beginning of the year	$1,842	$1,860	$2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)

Unrecognized Income Tax Benefits at end of year	$1,181	$1,842	$1,860